Derivatives (Details Narrative) $ / shares in Units, $ in Thousands			9 Months Ended
	Jun. 09, 2026 USD ($)	Jun. 09, 2026 CAD ($)	Sep. 30, 2026 USD ($) $ / shares	Sep. 30, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Funding of capped call	$ 94,800	$ 132,218
Fair value of Capped Calls			$ 31,855	$ 45,268
Change in fair value of derivative | $				86,950
Other income (expenses)			$ 62,945	87,758
Foreign currency gain | $				$ 808
June 2026 convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Strike price of derivative assets | $ / shares			$ 27.40
Cap price of derivative assets | $ / shares			$ 41.36